EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENT
10	EQUITY METHOD INVESTMENT

The equity method investment represents the 40% equity interest in Yunnan Nepstar, a non-public retail drugstore operating company. As at December 31, 2011, equity method investment of RMB36,703 included investment cost of RMB400, accumulated equity in income of the equity method investee of RMB27,376 and an income of RMB8,927 recognized upon the deconsolidation in 2009. The equity in income of the equity method investee in 2012 was RMB1,337. In 2012, Yunnan Nepstar declared and paid a cash dividend of RMB25,000 to Nepstar Pharmaceutical. For the purposes of the consolidated statement of cash flows, the amount of dividend received in 2012 of RMB11,175 that represents returns of the Company’s investment has been reported as cash flows from investing activities.

The Company’s Board of Director approved the sale of the Group’s 40% equity ownership in Yunnan Nepsatr to JZJ Holding for a total cash consideration of RMB81,480. A gain of RMB68,440 was recognized from disposal of an equity method investee upon completion of the sale. The gain was measured as the difference between cash consideration received and the carry amount of the investment at the time of completion of the sales. The cash consideration of the transaction has been received by the Company on December 28, 2012.